Award Timing Disclosure	12 Months Ended
Dec. 31, 2023
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Option Awards
In response to Item 402(x)1 of Regulation
S-K,
the Company does not grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company grants awards of such options, the compensation committee will evaluate the appropriate steps to take in relation to the foregoing.